Consolidated balance sheets - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	€ 1,081,539	€ 1,007,723
Trade accounts and other receivables from unrelated parties	3,153,045	3,421,346
Accounts receivable from related parties	91,438	159,196
Inventories	1,895,310	1,663,278
Other current assets	1,053,978	913,603
Total current assets	7,275,310	7,165,146
Property, plant and equipment	4,056,864	4,190,281
Right-of-use assets	4,129,888	4,325,115
Intangible assets	1,381,009	1,426,330
Goodwill	12,958,728	14,017,255
Deferred taxes	351,152	361,196
Investment in equity method investees	761,113	696,872
Other non-current assets	774,972	752,540
Total non-current assets	24,413,726	25,769,589
Total assets	31,689,036	32,934,735
Liabilities
Accounts payable to unrelated parties	731,993	716,526
Accounts payable to related parties	95,401	118,663
Current provisions and other current liabilities	3,517,076	2,864,250
Short-term debt from unrelated parties	62,950	1,149,988
Short-term debt from related parties	16,320	21,865
Current portion of long-term debt	1,008,359	1,447,239
Current portion of long-term lease liabilities from unrelated parties	588,492	622,227
Current portion of long-term lease liabilities from related parties	20,664	16,514
Income tax payable	118,389	101,793
Total current liabilities	6,159,644	7,059,065
Long-term debt, less current portion	6,800,101	6,458,318
Long-term lease liabilities from unrelated parties, less current portion	3,763,775	3,959,865
Long-term lease liabilities from related parties, less current portion	119,356	106,432
Non-current provisions and other non-current liabilities	931,590	616,916
Pension liabilities	718,502	689,195
Income tax payable	78,872	78,005
Deferred taxes	785,886	739,702
Total non-current liabilities	13,198,082	12,648,433
Total liabilities	19,357,726	19,707,498
Shareholders' equity
Ordinary shares, no par value, 1.00 nominal value, 362,370,124 shares authorized, 292,876,570 issued and outstanding as of December 31, 2020 and 374,165,226 shares authorized, 304,436,876 issued and 298,329,247 outstanding as of December 31, 2019	292,877	304,437
Treasury stock, at cost		(370,502)
Additional paid-in capital	2,872,630	3,607,662
Retained earnings	10,254,913	9,454,861
Accumulated other comprehensive income (loss)	(2,205,340)	(1,038,545)
Total FMC-AG & Co. KGaA shareholders' equity	11,215,080	11,957,913
Noncontrolling interests	1,116,230	1,269,324
Total equity	12,331,310	13,227,237
Total liabilities and equity	€ 31,689,036	€ 32,934,735